Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) before noncontrolling interests	$ 19,368	$ 16,211	$ 12,663
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	7,217	7,899	15,753
Changes in fair value of MSRs, MHFS and LHFS carried at fair value	(2,307)	(295)	(1,025)
Depreciation and amortization	2,807	2,208	1,924
Other net (gains) losses	(3,661)	3,273	1,345
Stock-based compensation	1,698	1,488	1,232
Excess tax benefits related to stock option payments	(226)	(79)	(98)
Originations of MHFS	(483,835)	(345,099)	(370,175)
Proceeds from sales of and principal collected on mortgages originated for sale	421,623	298,524	355,325
Originations of LHFS	(15)	(5)	(4,596)
Proceeds from sales of and principal collected on LHFS	9,383	11,833	17,828
Purchases of LHFS	(7,975)	(11,723)	(7,470)
Net change in:
Trading assets	105,440	35,149	12,356
Deferred income taxes	(1,297)	3,573	4,287
Accrued interest receivable	293	(401)	1,051
Accrued interest payable	(84)	(362)	(268)
Other assets, net	2,064	(11,529)	(19,631)
Other accrued expenses and liabilities, net	(11,953)	3,000	(1,729)
Net cash provided by operating activities	58,540	13,665	18,772
Cash flows from investing activities:
Net change in Federal funds sold, securities purchased under resale agreements and other short term investments	(92,946)	36,270	(39,752)
Securities available for sale:
Sales proceeds	5,210	23,062	8,668
Prepayments and maturities	59,712	52,618	47,919
Purchases	(64,756)	(121,235)	(53,466)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(50,420)	(35,686)	15,869
Proceeds from sales (including participations) of loans originated for investment	6,811	6,555	6,517
Purchases (including participations) of loans	(9,040)	(8,878)	(2,297)
Principal collected on nonbank entities' loans	25,080	9,782	15,560
Loans originated by nonbank entities	(23,555)	(7,522)	(10,836)
Net cash paid for acquisitions	(4,322)	(353)	(36)
Proceeds from sales of foreclosed assets	9,729	10,655	5,444
Changes in MSRs from purchases and sales	116	(155)	(65)
Other, net	(1,509)	(157)	2,800
Net cash used by investing activities	(139,890)	(35,044)	(3,675)
Cash flows from financing activities:
Net change in deposits	82,762	72,128	23,924
Net change in short-term borrowings	7,699	(6,231)	11,308
Long-term debt:
Proceeds from issuance	27,695	11,687	3,489
Repayment	(28,093)	(50,555)	(63,317)
Preferred stock:
Proceeds from issuance	1,377	2,501	0
Cash dividends paid	(892)	(844)	(737)
Common stock:
Proceeds from issuance	2,091	1,296	1,375
Repurchased	(3,918)	(2,416)	(91)
Cash dividends paid	(4,565)	(2,537)	(1,045)
Common stock warrants repurchased	(1)	(2)	(545)
Excess tax benefits related to stock option payments	226	79	98
Net change in noncontrolling interests	(611)	(331)	(592)
Net cash provided (used) by financing activities	83,770	24,775	(26,133)
Net change in cash and due from banks	2,420	3,396	(11,036)
Cash and due from banks at beginning of year	19,440	16,044	27,080
Cash and due from banks at end of year	21,860	19,440	16,044
Supplemental cash flow disclosures:
Cash paid for interest	5,245	7,011	8,307
Cash paid for income taxes	$ 8,024	$ 4,875	$ 1,187